Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Shares
Shares, Options exercised (in shares)	0	0
Stock options
Shares
Shares Outstanding, Beginning balance (in shares)	263	370
Shares, Options cancelled (in shares)	(117)	(107)
Shares Outstanding, Ending balance (in shares)	146	263
Shares, Exercisable (in shares)	136
Shares, Vested and expected to vest (in shares)	158
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 21,910	$ 18,076
Weighted Average Exercise Price Per Share, Options cancelled (in dollars per share)	7,918	8,662
Weighted Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)	33,053	$ 21,910
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	35,369
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 33,053
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life, Outstanding	6 years 3 months 18 days
Weighted Average Remaining Contractual Life, Exercisable	6 years 3 months 18 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 3 months 18 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding (in dollars)	$ 0
Aggregate Intrinsic Value, Exercisable (in dollars)	0
Vested and expected to vest (in dollars)	0
Stock-based Compensation
Unrecognized share-based expenses	$ 100
Weighted average recognition period	9 months 18 days
Vesting period	4 years
Option expiration period	10 years